Investment (Table)	12 Months Ended
Mar. 31, 2026
Investment [Abstract]
Schedule of Investment	Investment consisted of the following:
	As of March 31,
	2026	2025
Non-Marketable Securities of YAS Digital Group Limited, at cost	$2,500,000	$—